Basis Of Presentation and Summary of Significant Accounting Policies Basis of Presentation and Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Restricted cash	$ 38,241,000	$ 44,559,000
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Loan origination costs	100,000	200,000
Revenue Recognition [Abstract]
Customer Loyalty Program Liability	2,100,000	2,600,000
Personal Seat License [Abstract]
Contractual life, term one	1 year
Contractual life, term two	3 years
Contractual life, term three	5 years
Contractual life, term four	30 years
Racing Operations
Revenue Recognition [Abstract]
Percentage of total amount wagered held by company	10.00%
Online Business
Revenue Recognition [Abstract]
Percentage of total amount wagered held by company	20.00%
Minimum
Pari-mutuelGamingtax [Abstract]
Gaming tax rate	1.50%
Pari-mutuel tax rate	0.25%
Maximum
Pari-mutuelGamingtax [Abstract]
Gaming tax rate	35.00%
Pari-mutuel tax rate	3.50%
HRE Trust Fund
Variable Interest Entity [Line Items]
Restricted cash	$ 12,900,000	$ 23,600,000